Other Current Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Mar. 18, 2024	Jan. 22, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Other current taxes payable					$ 19.7	$ 11.4
VAT payable					17.5	22.7
Dividends payable (2)					11.9	0.0
Corporate income taxes payable					6.7	0.0
Accrued payroll and severance					$ 0.8	$ 0.2
Operating lease liability, current, [extensible enumeration]					Other current liabilities	Other current liabilities
Operating lease liability, current					$ 0.5	$ 0.5
Other current liabilities					6.1	1.4
Other current liabilities					$ 63.2	$ 36.2
Subsequent event
Subsequent Event [Line Items]
Dividends paid		$ 11.9
Dividend paid per share (in USD per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05